Private pension liabilities - Summary of net defined benefit liability (asset) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Beginning balance	R$ 3,759,090	R$ 16,059
Contributions received	1,678,532	609,639
Transfer with third party plans	7,657,636	3,047,492
Withdraws	(304,194)	(20,153)
Interest from assets within FIEs	596,849	106,053
Ending balance	R$ 13,387,913	R$ 3,759,090